Short-Term Loans	12 Months Ended
Jun. 30, 2015
Short-Term Loans and Capital Lease Obligations [Abstract]
Short-term loans

Note 10 – Short-term loans

Short-term loans represented amounts due to various banks, normally due within one year. The principal of the loans are due at maturity but can be renewed at the bank’s option. Interest is due monthly.

Short term loans due to banks consisted of the following as of the years indicated:

Due to banks

	June 30, 2015	June 30, 2014

Loan from Pingdingshan Bank, matured in April 2014. Interest rate of 12.0% per annum. Guaranteed by Yulong Bricks. The Company fully repaid the loan on April 29, 2014, and entered into a new agreement to borrow $617,500, which was due in April 2015, with annual interest of 12%, and guaranteed by Yulong Bricks and a third party. The Company repaid $257,360 in April 2015 and obtained the Bank’s approval to extend the remaining $360,140 until April 2016. Interest rate is 11.5% per annum. Guaranteed by Yulong Bricks, the executive director of Yulong Bricks, a third party, the Company founder and his relatives.	$360,140	$617,500

Loan from Pingdingshan Rural Credit Cooperative Union, originally matured in June 2014. Interest rate of 12.1% per annum. Guaranteed by the founder, his relative, Yulong Industry Company, a related party, and Yulong Bricks. Due date extended to June 2015, with interest rate of 12.1% annually. The Company repaid the loan in July 2015 with a new loan of the same amount which will be due in July 2016, with interest rate of 12.1% per annum. Guaranteed by Yulong Bricks, Yulong Renewable, the founder and a company that he owns.	2,373,650	2,356,250

Loan from Pingdingshan Bank, matured in August 2014. Interest rate of 10.8% per annum. Guaranteed by Yulong Transport and Yulong Concrete. This loan was fully repaid on August 11, 2014.	-	812,500

Loan from Pingdingshan Bank, matured in January 2015. Interest rate of 10.8% per annum. Guaranteed by a third party. The Company repaid $75,850 in January 2015 and extended the remaining $736,650, which matured in July 2015, with interest rate of 10.8% per annum. The Company repaid the loan in August 2015 with a new loan of the same amount which matures in August 2016. Interest rate is 8.73% per annum.	736,650	812,500

Loan from Pingdingshan Bank, matured in March 2015. Interest rate of 10.8% per annum. Guaranteed by Yulong Concrete and Yulong Renewable. The Company has repaid the loan in full.	-	731,250

Loan from Pingdingshan Rural Credit Cooperative Union, matured in May 2015. Interest rate of 12.1% per annum. Guaranteed by Yulong Bricks, Yulong Transport and three relatives of the founder. The Company repaid $59,600 in May and obtained approval from the Union to extend the remaining balance through May 2016, with interest rate of 12.1% per annum. Guaranteed by Yulong Bricks, Yulong Concrete and the founder.	736,650	796,250

Loan from Pingdingshan Rural Credit Cooperative Union, matured in December 2014. Interest rate of 12.6% per annum. Guaranteed by Yulong Transport, a third party, the founder and his relative. This loan was fully repaid in December 2014.	-	1,625,000

Loan from Pingdingshan Bank, matured in August 2015. Interest rate of 10.8% per annum. Guaranteed by Yulong Concrete, Yulong Transport, Yulong Renewable, the executive director of Yulong Bricks, the founder and his relatives.	818,500	-

Loan from Pingdingshan Rural Credit Cooperative Union, matures in December 2015. Interest rate of 12.6% per annum. Guaranteed by Yulong Transport, a third party, the founder and the executive director of Yulong Bricks.	1,637,000	-

Loan from Pingdingshan Bank, matures in March 2016. Interest rate is 10.2% per annum. Guaranteed by Yulong Concrete, Yulong Renewable, the executive director of Yulong Bricks, the founder and his relative.	654,800	-

Loan from China Construction Bank, matures in June 2016. Interest rate is 6.1% per annum. Guaranteed by Yulong Concrete and a third party.	654,800	-

Total short-term loans - bank	$7,972,190	$7,751,250

Interest expense on debts for the years ended June 30, 2015 and 2014 amounted to $1,000,326 and $983,191, respectively. No interest expense has been capitalized into construction-in-progress due to all borrowings were for working capital purposes.